(22) OTHER PAYABLES (Tables)	12 Months Ended
Dec. 31, 2018
Other Payables Tables Abstract
Schedule of other payables current and noncurrent
	Current		Noncurrent
	Dec 31, 2018	Dec 31, 2017	Dec 31, 2018	Dec 31, 2017
Consumers and concessionaires	93,612	93,068	47,831	44,473
Energy efficiency program - PEE	183,225	186,621	120,563	110,931
Research & Development - P&D	110,495	103,308	72,941	68,780
EPE/FNDCT/PROCEL (*)	38,052	15,612	-	-
Reversion fund	1,712	-	14,327	17,750
Advances	197,470	300,214	48,724	22,255
Tariff discounts - CDE	96,819	25,040	-	-
Provision for socio environmental costs	22,709	16,360	110,261	107,814
Payroll	15,674	20,747	-	-
Profit sharing	95,502	80,518	20,575	16,273
Collections agreement	85,018	72,483	-	-
Guarantees	-	-	5,515	5,959
Business combination	7,598	6,927	-	-
Others	31,410	40,408	34,659	32,654
Total	979,296	961,306	475,396	426,889

(*)	EPE – Energy Research Company;

          FNDCT - National Fund for Scientific Development;

          PROCEL - National Electricity Conservation Program.